Property and Equipment, Net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Equipment CNY	Dec. 31, 2011 Equipment CNY	Dec. 31, 2012 Office furniture and fixtures CNY	Dec. 31, 2011 Office furniture and fixtures CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property and Equipment, Net
Number of restaurants under construction	1	1
Cost:					136,886	101,104	123,082	101,526	24,942	14,239	178,979	131,343
Less: accumulated depreciation		(126,496)	(68,750)
Less: impairment of long lived assets		(13,195)	(3,366)
Construction in progress:		44,041	22,029
Property and equipment, net	59,106	368,239	298,125
Depreciation
Depreciation expense	$ 9,536	59,411	38,274	21,288